Filed pursuant to Rule 497(e)
File Nos. 333-201530; 811-23024

Pacer Swan SOS Conservative (March) ETF (PSCW)
Pacer Swan SOS Conservative (June) ETF (PSCJ)
Pacer Swan SOS Conservative (September) ETF (PSCS)
Pacer Swan SOS Moderate (March) ETF (PSMR)
Pacer Swan SOS Moderate (June) ETF (PSMJ)
Pacer Swan SOS Moderate (September) ETF (PSMS)
Pacer Swan SOS Flex (March) ETF (PSFM)
Pacer Swan SOS Flex (June) ETF (PSFJ)
Pacer Swan SOS Flex (September) ETF (PSFS)
(each a “Fund”)

Supplement dated March 16, 2021 to the
Prospectus and Statement of Additional Information (“SAI”), each dated December 23, 2020
Effective immediately, the name of each Fund has been changed as follows:

Old Name	New Name
Pacer Swan SOS Conservative (March) ETF	Pacer Swan SOS Conservative (April) ETF
Pacer Swan SOS Conservative (June) ETF	Pacer Swan SOS Conservative (July) ETF
Pacer Swan SOS Conservative (September) ETF	Pacer Swan SOS Conservative (October) ETF
Pacer Swan SOS Moderate (March) ETF	Pacer Swan SOS Moderate (April) ETF
Pacer Swan SOS Moderate (June) ETF	Pacer Swan SOS Moderate (July) ETF
Pacer Swan SOS Moderate (September) ETF	Pacer Swan SOS Moderate (October) ETF
Pacer Swan SOS Flex (March) ETF	Pacer Swan SOS Flex (April) ETF
Pacer Swan SOS Flex (June) ETF	Pacer Swan SOS Flex (July) ETF
Pacer Swan SOS Flex (September) ETF	Pacer Swan SOS Flex (October) ETF
All references in the Prospectus and SAI to the old names are revised to refer to the new names.
The investment period start date and investment period end date for each Fund is hereby revised as follows:

Fund	Investment Period Start	Investment Period End
Pacer Swan SOS Conservative (April) ETF	April 1, 2021	March 31, 2022
Pacer Swan SOS Conservative (July) ETF	July 1, 2021	June 30, 2022
Pacer Swan SOS Conservative (October) ETF	October 1, 2021	September 30, 2022
Pacer Swan SOS Moderate (April) ETF	April 1, 2021	March 31, 2022
Pacer Swan SOS Moderate (July) ETF	July 1, 2021	June 30, 2022
Pacer Swan SOS Moderate (October) ETF	October 1, 2021	September 30, 2022
Pacer Swan SOS Flex (April) ETF	April 1, 2021	March 31, 2022
Pacer Swan SOS Flex (July) ETF	July 1, 2021	June 30, 2022
Pacer Swan SOS Flex (October) ETF	October 1, 2021	September 30, 2022
Please retain this Supplement with your Prospectus and SAI for future reference.